Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related-Party Transactions [Abstract]
Related-Party Transactions
4.	Related-Party Transactions

Cedars-Sinai Medical Center License Agreement

In November 2006, the Company entered into a license agreement with Cedars-Sinai Medical Center ("Cedars-Sinai") under which the Company acquired an exclusive, worldwide license to its technology for use as cellular therapies, including cancer stem cell and dendritic cell-based vaccines for neurological disorders that include brain tumors and neurodegenerative disorders and other cancers. This technology is covered by a number of pending U.S. and foreign patent applications, and the term of the license will be until the last to expire of any patents that are issued covering this technology.

As an upfront licensing fee, the Company issued Cedars-Sinai 694,000 shares of its common stock and paid Cedars-Sinai $62,000. Additional specified milestone payments will be required to be paid to Cedars-Sinai when the Company initiates patient enrollment in its first Phase III clinical trial and when it receives FDA marketing approval for its first product.

The Company has agreed to pay Cedars-Sinai specified percentages of all of its sublicensing income and gross revenues from sales of products based on the licensed technology, subject to a reduction if it must make any payments to any third party whose proprietary rights would be infringed by sale of the products. To maintain its rights to the licensed technology, the Company must meet certain development and funding milestones. These milestones include, among others, commencing a Phase I clinical trial for a product candidate by March 31, 2007 and raising at least $5,000,000 in funding from equity or other sources by December 31, 2008. The Company satisfied the foregoing funding requirement in 2007 and commenced a Phase I clinical trial in May 2007, which was within the applicable cure period for the milestone requirement. Through December 31, 2009, the Company has paid Cedars-Sinai a total of $166,660 in connection with the Phase I clinical trial. The Company also was required to commence a Phase II clinical trial for a product candidate by December 31, 2008 and a waiver of this requirement was obtained from Cedars-Sinai (see Second Amendment below).

On June 16, 2008, the Company entered into a First Amendment to Exclusive License Agreement (the "Amendment") with Cedars-Sinai. The Amendment amended the License Agreement to include in the Company's exclusive license from Cedars-Sinai under that agreement an epitope to CD133 and certain related intellectual property. Management believes this technology will be covered by a U.S. patent application that will be filed by the parties. Pursuant to the Amendment, the Company issued Cedars-Sinai 100,000 shares of the Company's common stock as an additional license fee for the licensed CD133 epitope technology, which will be subject to the royalty and other terms of the License Agreement.

On July 22, 2009, the Company entered into a Second Amendment to Exclusive License Agreement (the "Second Amendment") with Cedars-Sinai to become effective August 1, 2009. The Second Amendment amended the License Agreement to revise the milestones set forth in the License Agreement that the Company must achieve in order to maintain its license rights under that agreement. The revised milestones include the replacement of a milestone that required commencement of a Phase II clinical trial for the Company's first product candidate by no later than December 31, 2008 with milestones that require commencement of a Phase I clinical trial for the Company's second product candidate by no later than June 30, 2010 and commencement of a Phase II clinical trial for one of the Company's product candidates by no later than March 31, 2012.

Effective March 23, 2010, the Company entered into a Third Amendment to Exclusive License Agreement (the "Third Amendment") with Cedars-Sinai. The Third Amendment amended the License Agreement to revise the milestones set forth in the License Agreement that the Company must achieve in order to maintain its license rights under that agreement. The revised milestones include the replacement of a milestone that required commencement of a Phase I clinical trial for the Company's second product candidate by no later than June 30, 2010 and commencement of a Phase II clinical trial for one of the Company's product candidates by no later than March 31, 2012 with a requirement that the Company by September 30, 2011 either commence a Phase II clinical trial for its dendritic cell vaccine candidate or a Phase I clinical trial for its cancer stem cell vaccine candidate. The amendment also added a requirement that the Company obtain certain defined forms of equity or other funding in the amount of at least $2,500,000 by December 31, 2010 and a total of at least $5,000,000 by September 30, 2011. These funding requirements were fully satisfied as of June 30, 2011.

4. Related-Party Transactions

Cedars-Sinai Medical Center License Agreement

In November 2006, the Company entered into a license agreement with Cedars-Sinai Medical Center ("Cedars-Sinai") under which the Company acquired an exclusive, worldwide license to its technology for use as cellular therapies, including cancer stem cell and dendritic cell-based vaccines for neurological disorders that include brain tumors and neurodegenerative disorders and other cancers. This technology is covered by a number of pending U.S. and foreign patent applications, and the term of the license will be until the last to expire of any patents that are issued covering this technology.

As an upfront licensing fee, the Company issued Cedars-Sinai 694,000 shares of its common stock and paid Cedars-Sinai $62,000. Additional specified milestone payments will be required to be paid to Cedars-Sinai when the Company initiates patient enrollment in its first Phase III clinical trial and when it receives FDA marketing approval for its first product.

The Company has agreed to pay Cedars-Sinai specified percentages of all of its sublicensing income and gross revenues from sales of products based on the licensed technology, subject to a reduction if it must make any payments to any third party whose proprietary rights would be infringed by sale of the products. To maintain its rights to the licensed technology, the Company must meet certain development and funding milestones. These milestones include, among others, commencing a Phase I clinical trial for a product candidate by March 31, 2007 and raising at least $5,000,000 in funding from equity or other sources by December 31, 2008. The Company satisfied the foregoing funding requirement in 2007 and commenced a Phase I clinical trial in May 2007, which was within the applicable cure period for the milestone requirement. Through December 31, 2009, the Company has paid Cedars-Sinai a total of $166,660 in connection with the Phase I clinical trial. The Company also was required to commence a Phase II clinical trial for a product candidate by December 31, 2008 and a waiver of this requirement was obtained from Cedars-Sinai (see Second Amendment below).

On June 16, 2008, the Company entered into a First Amendment to Exclusive License Agreement (the "Amendment") with Cedars-Sinai. The Amendment amended the License Agreement to include in the Company's exclusive license from Cedars-Sinai under that agreement an epitope to CD133 and certain related intellectual property. This technology will be covered by a U.S. patent application that will be filed by the parties. Pursuant to the Amendment, the Company issued Cedars-Sinai 100,000 shares of the Company's common stock as an additional license fee for the licensed CD133 epitope technology, which will be subject to the royalty and other terms of the License Agreement.

On July 22, 2009, the Company entered into a Second Amendment to Exclusive License Agreement (the "Second Amendment") with Cedars-Sinai to become effective August 1, 2009. The Second Amendment amended the License Agreement to revise the milestones set forth in the License Agreement that the Company must achieve in order to maintain its license rights under that agreement. The revised milestones include the replacement of a milestone that required commencement of a Phase II clinical trial for the Company's first product candidate by no later than December 31, 2008 with milestones that require commencement of a Phase I clinical trial for the Company's second product candidate by no later than June 30, 2010 and commencement of a Phase II clinical trial for one of the Company's product candidates by no later than March 31, 2012.

Effective March 23, 2010, the Company entered into a Third Amendment to the Exclusive License Agreement (the "Third Amendment") with Cedars-Sinai. The Third Amendment amended the License Agreement to revise the milestones set forth in the License Agreement that the Company must achieve in order to maintain its license rights under that agreement. The revised milestones include the replacement of a milestone that required commencement of a Phase I clinical trial for the Company's second product candidate by no later than June 30, 2010 and commencement of a Phase II clinical trial for one of the Company's product candidates by no later than March 31, 2012 with a requirement that the Company by September 30, 2011 either commence a Phase II clinical trial for its dendritic cell vaccine candidate or a Phase I clinical trial for its cancer stem cell vaccine candidate. The amendment also added a requirement that the Company obtain certain defined forms of equity or other funding in the amount of at least $2,500,000 by December 31, 2010 and a total of at least $5,000,000 by September 30, 2011. These funding requirements were fully satisfied as of June 30, 2010.

On September 20, 2010, the Company entered into a sponsored research agreement with Cedars-Sinai to provide services to develop standard operating procedures for dendritic cell vaccine preparation over the next twelve months for $446,142.